Pzena International Value Fund
Schedule of Investments - November 30, 2023 (Unaudited)
Shares		Fair Value
	Common Stocks —95.6%
	Brazil — 2.1%
371,200	Ambev S.A.	$1,026,408
13,543	Ambev S.A. - ADR	37,108
35,000	Banco do Brasil S.A.	385,764
		1,449,280

	Canada — 2.1%
22,903	Magna International, Inc.	1,234,816
3,230	Magna International, Inc. (b)	174,129
		1,408,945

	China — 3.3%
119,000	Alibaba Group Holding, Ltd. (a)	1,108,298
563	Alibaba Group Holding, Ltd. - ADR (a)	42,158
84,000	China Merchants Bank Co., Ltd. - H Shares	293,575
248,000	China Overseas Land & Investment, Ltd.	458,454
111,600	Haier Smart Home Co., Ltd. - H Shares	323,600
		2,226,085

	Denmark — 1.4%
36,265	Danske Bank A/S	938,310

	Finland — 2.5%
107,014	Nokia Oyj	374,846
380,376	Nokia Oyj - ADR	1,323,708
		1,698,554

	France — 16.7%
39,957	Accor S.A.	1,383,512
30,040	Amundi S.A.	1,847,458
19,188	Bouygues S.A.	729,132
60,751	Cie Generale des Etablissements Michelin SCA	2,037,377
88,407	Rexel S.A.	2,129,582
20,663	Sanofi	1,922,129
9,642	Teleperformance SE	1,349,166
		11,398,356

	Germany — 11.0%
40,492	BASF SE	1,881,355
22,280	Bayer AG	760,532
22,379	Covestro AG (a)	1,174,124
58,103	Daimler Truck Holding AG	1,886,592
36,572	Evonik Industries AG	682,715
18,558	Fresenius Medical Care AG & Co. KGaA	760,137
2,303	Siemens AG	386,048
		7,531,503

	Hong Kong — 1.5%
198,000	Galaxy Entertainment Group, Ltd.	1,024,055

	Hungary — 0.5%
9,105	OTP Bank PLC	378,516

	Ireland — 2.2%
88,442	Bank of Ireland Group PLC	826,948
8,642	Medtronic PLC	685,051
		1,511,999

	Italy — 2.3%
220,737	Enel S.p.A	1,558,398

	Japan — 13.3%
8,400	Bridgestone Corp.	345,496
19,900	Fukuoka Financial Group, Inc.	460,790
20,500	Iida Group Holdings Co., Ltd.	305,578
27,300	Isuzu Motors, Ltd.	360,078
54,400	Komatsu, Ltd.	1,384,033
60,100	Minebea Mitsumi, Inc.	1,140,303
8,900	MS&AD Insurance Group Holdings, Inc.	332,144
47,300	Olympus Corp.	691,028
176,000	Resona Holdings, Inc.	912,289
42,500	Subaru Corp.	751,332
6,300	Sumitomo Mitsui Financial Group, Inc.	308,414
18,000	T&D Holdings, Inc.	265,459
28,200	Takeda Pharmaceutical Co., Ltd.	792,210
198,800	Toray Industries, Inc.	1,028,595
		9,077,749

	Luxembourg — 2.1%
57,723	ArcelorMittal S.A.	1,450,772

	Netherlands — 6.5%
98,610	ING Groep N.V.	1,382,279
48,124	Koninklijke Philips N.V. (a)	983,223
34,841	Randstad N.V.	2,066,871
		4,432,373

	Republic of Korea — 0.5%
8,620	Shinhan Financial Group Co., Ltd.	246,543
3,710	Shinhan Financial Group Co., Ltd. - ADR	105,364
		351,907

	Spain — 2.2%
328,889	CaixaBank S.A.	1,478,873

	Switzerland — 6.2%
21,268	Julius Baer Group, Ltd.	1,074,451
5,986	Roche Holding AG	1,613,561
53,869	UBS Group AG	1,515,123
		4,203,135

	Taiwan — 2.7%
215,500	Hon Hai Precision Industry Co., Ltd. - GDR	1,368,425
5,128	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	499,006
		1,867,431

	United Kingdom — 16.5%
129,292	Aviva PLC - B Shares (a)	681,464
401,950	Barclays PLC	715,696
165,676	HSBC Holdings PLC	1,259,339
476,690	J Sainsbury PLC	1,720,540
288,893	NatWest Group PLC	758,239
19,149	Reckitt Benckiser Group PLC	1,304,949
57,512	Shell PLC - Class A	1,885,557
106,254	Standard Chartered PLC	876,206
388,666	Tesco PLC	1,402,340
40,169	Travis Perkins PLC	383,885
345,988	Vodafone Group PLC	311,564
		11,299,779
	Total Common Stocks (Cost $62,880,100)	65,286,020

	Preferred Stock —0.9%
	Germany — 0.9%
5,091	Volkswagen AG, 25.98%	589,729
	Total Preferred Stock (Cost $912,354)	589,729

	Short-Term Investment — 3.4% Money Market Fund — 3.4%
2,309,542	Fidelity Institutional Government Portfolio, Institutional Class, 5.24% (c)	2,309,542
	Total Short-Term Investment (Cost $2,309,542)	2,309,542
	Total Investments (Cost $66,101,996) — 99.9%	68,185,291
	Other Assets in Excess of Liabilities — 0.1%	94,768
	Total Net Assets — 100.00%	$68,280,059
Percentages are stated as a percent of net assets.

A/S - Aksjeselskap
ADR - American Depositary Receipt AG - Aktiengesellschaft
GDR - Global Depositary Receipt
KGaA - Kommanditgesellschaft Auf Aktien N.V. - Naamloze Vennootschap
Oyj - Julkinen osakeyhtiö
PLC - Public Limited Company S.A. - Société Anonyme S.p.A - Società per Azioni
SCA - Société en Commandite par Actions
SE - Societas Europea

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer
(c)	Rate shown represents the 7-day annualized yield as of November 30, 2023.

Pzena International Value Fund
Portfolio Diversification at November 30, 2023 (Unaudited)
	Fair Value	Percentage of Net Assets
Common Stocks
Communication Services	$311,564	0.4%
Consumer Discretionary	9,090,429	13.3%
Consumer Staples	5,491,345	8.0%
Energy	1,885,557	2.8%
Financials	17,043,244	25.0%
Health Care	8,207,871	12.0%
Industrials	11,455,612	16.8%
Information Technology	3,565,985	5.2%
Materials	6,217,561	9.1%
Real Estate	458,454	0.7%
Utilities	1,558,398	2.3%
Total Common Stocks	65,286,020	95.6%
Preferred Stock
Consumer Discretionary	589,729	0.9%
Total Preferred Stock	589,729	0.9%
Short-Term Investment	2,309,542	3.4%
Total Investments	68,185,291	99.9%
Other Assets in Excess of Liabilities	94,768	0.1%
Total Net Assets	$68,280,059	100.0%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena International Value Fund
Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Pzena International Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,449,280	$–	$–	$1,449,280
Canada	1,408,945	–	–	1,408,945
China	2,226,085	–	–	2,226,085
Denmark	938,310	–	–	938,310
Finland	1,698,554	–	–	1,698,554
France	11,398,356	–	–	11,398,356
Germany	7,531,503	–	–	7,531,503
Hong Kong	1,024,055	–	–	1,024,055
Hungary	378,516	–	–	378,516
Ireland	1,511,999	–	–	1,511,999
Italy	1,558,398	–	–	1,558,398
Japan	9,077,749	–	–	9,077,749
Luxembourg	1,450,772	–	–	1,450,772
Netherlands	4,432,373	–	–	4,432,373
Republic of Korea	351,907	–	–	351,907
Spain	1,478,873	–	–	1,478,873
Switzerland	4,203,135	–	–	4,203,135
Taiwan	1,867,431	–	–	1,867,431
United Kingdom	11,299,779	–	–	11,299,779
Total Common Stocks	65,286,020	–	–	65,286,020
Preferred Stock
Germany	589,729	–	–	589,729
Total Preferred Stock	589,729	–	–	589,729
Short-Term Investment	2,309,542	–	–	2,309,542
Total Investments	$68,185,291	$–	$–	$68,185,291

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.